Earnings/(losses) Per Share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary of earnings/(losses) per share, basic
Basic earnings/(losses) per share is calculated by dividing the profit/(loss) attributable to equity shareholders of the Company by the weighted average number of ordinary shares in issue during the year.

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Net profit/(loss) attributable to equity shareholders of the Company	645,072	2,073,431	(2,846,156)
Weighted average number of ordinary shares in issue (thousand of shares)	10,823,814	10,823,814	10,819,622
Basic earnings/(losses) per share (RMB per share)	RMB 0.060	RMB 0.192	RMB(0.263)

Summary of weighted average number of ordinary shares
Weighted average number of ordinary shares (thousand of shares)

	2020	2021	2022
Issued ordinary shares at 1 January	10,823,814	10,823,814	10,823,814
Effect of shares repurchased (note 30)	—	—	(4,192)

Weighted average number of ordinary shares at 31 December	10,823,814	10,823,814	10,819,622